Organization and Basis of Presentation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Organization And Basis Of Presentation [Line Items]
Technology services agreement (VIE), income distribution percentage	40.00%	40.00%
Technology services agreement, term	Monthly basis	Monthly basis
Loan agreement, maturity term	10 years	10 years
Loan agreement, maturity extension period	10 years	10 years
Loan agreement, aggregate principal amount drawn from WOFE by VIE's shareholders		10,000
Technology services and market promotion fees	$ 3,772	23,404	19,067	16,750